Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net income/(loss)	$ (12,599)	$ 10,807	$ 9,228
Depreciation and amortization	2,672	2,311	1,312
Impairment of goodwill		139
Bad debt expense	398
Deferred income taxes	(4,135)	(425)	(566)
Stock-based compensation	20,006	2,441	1,756
Accounts receivable	(1,418)	(885)	(1,402)
Unbilled receivables	3,237	(722)	(3,607)
Prepaid income taxes	(410)	121	1,917
Deferred transaction costs		(1,878)
Prepaid expenses and other current assets	373	(1,101)	(564)
Accounts payable	(49)	301	219
Accrued liabilities	(1,579)	(552)	524
Accrued compensation and benefits	(255)	1,424	1,722
Accrued income taxes	(166)	712	(36)
Other current liabilities	(143)	(159)	81
Net cash provided by operating activities	5,932	12,534	10,584
Cash flows from investing activities
Purchase of property and equipment	(2,252)	(2,811)	(3,079)
Daxx acquisition, net of cash acquired	(16,087)
Net cash used in investing activities	(18,339)	(2,811)	(3,079)
Cash flows from financing activities
Cash received from ChaSerg	208,997
GDI shares redeemed for cash	(123,865)
Equity issuance costs	(2,264)
Sales of common and preferred stock		14,904
Payments of dividends		(2,000)
Proceeds from exercises of stock options	99	1,700
Net cash provided by financing activities	82,967	14,604
Effect of exchange rate changes on cash and cash equivalents	(4)
Net increase in cash and cash equivalents	70,556	24,327	7,505
Cash and cash equivalents, beginning of period	42,189	17,862	10,357
Cash and cash equivalents, end of period	112,745	42,189	17,862
Supplemental disclosure of cash flow information:
Cash paid for income taxes	2,128	3,195	1,482
Supplemental disclosure of non-cash activities
Accrued software implementation costs		227
Acquisition fair value of contingent consideration issued for acquisition of business	1,947
Dividends declared			2,000
Conversion of preferred stock to common stock	$ 9,187